UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF THE

SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2019 through March 31, 2019

Commission File Number of Issuing Entity: 333-185503-01

Central Index Key Number of Issuing Entity: 0001562914

AMERICAN EXPRESS ISSUANCE TRUST II

(Exact name of Issuing Entity as specified in its charter)

Commission File Number of Depositor: 333-185503

Central Index Key Number of Depositor: 0001562918

American Express Receivables Financing

Corporation VIII LLC

(Exact name of Depositor as specified in its charter)

Delaware	46-0795019
(State or Other Jurisdiction of Incorporation or Organization)	(I.R.S. Employer Identification Number)

200 Vesey Street

30th Floor, Room 505A

New York, New York 10285

(212) 640-2000

(Address, including Zip Code, and Telephone Number, including Area Code, of the Depositor’s Principal Executive Offices)

N/A

(Former Name or Former Address, if changed since last report)

Central Index Key Number of Sponsor: 0001135317

American Express Travel Related Services Company, Inc.

(Exact Name of Sponsor as specified in its charter)

David J. Hoberman

(212) 640-3271

(Name and Telephone Number, including Area Code, of the person to contact in connection with this filing)

Delaware	N/A
(State or Other Jurisdiction of Incorporation or Organization of the Issuing Entity)	(I.R.S. Employer Identification Number of the Issuing Entity)

c/o Wilmington Trust Company 1100 North Market Street Wilmington, Delaware	19890
(Address of the principal executive offices of the Issuing Entity)	(Zip Code)

(302) 636-6392

(Telephone Number, including Area Code)

N/A

(Former Name or Former Address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☐    No  ☐

Previously reported information omitted from this report:

Form on which Previously Reported Information was Filed	Commission File Number	Central Index Key Number	Filing Date	Date of the Previously Reported Information
Form 10-K	333-185503-01	0001562914	March 25, 2019	December 31, 2018

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution reports attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the distribution report attached hereto as Exhibit 99 under the caption “Credit Risk Retention.”

Item 10.	Exhibits

Exhibit No.	Description

99	Monthly Servicer’s Certificate, Monthly Noteholders’ Statement and Monthly Servicer Statement for the Monthly Period ending March 31, 2019 and the April 15, 2019 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 15, 2019

American Express Receivables Financing Corporation VIII LLC, as Depositor of the Trust

By:	/s/ David J. Hoberman
Name:	David J. Hoberman
Title:	President